Property and Equipment	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Property and Equipment

Note 7 – Property and Equipment

Property and equipment consist of:

	March 31,	December 31,
	2022	2021
Furniture and fixtures	$21,724	$21,724
Office equipment	12,378	12,378
Manufacturing equipment	7,117,188	7,018,522
Medical equipment	776,396	776,396
Leasehold improvements	26,902	26,902
Total	7,954,588	7,855,922
Accumulated depreciation	(1,162,400)	(802,996)
Net	$6,792,188	$7,052,926

Depreciation expense related to property and equipment was $359,404 and $31,551 for the three-month periods ending March 31, 2022 and 2021, respectively.

Note 6 – Property and Equipment

Property and equipment consist of:

	December 31,	December 31,
	2021	2020
Furniture and fixtures	$21,724	$21,727
Office equipment	12,378	12,378
Manufacturing equipment	7,018,522	397,230
Medical equipment	776,396	776,392
Leasehold improvements	26,902	26,902
Total	7,855,922	1,234,629
Accumulated depreciation	(802,996)	(239,650)
Net	$7,052,926	$994,979

Depreciation expense related to property and equipment was $493,656 and $124,388 for the years ending December 31, 2021 and 2020, respectively.